LOAN FROM NON- RELATED PARTY (Narrative) (Details) (USD $)	3 Months Ended
Feb. 28, 2013
Loan From Non- Related Party 1	$ 200,000
Loan From Non- Related Party 2	6.00%
Loan From Non- Related Party 3	12,000
Loan From Non- Related Party 4	$ 12,756
Loan From Non- Related Party 5	100,000
Loan From Non- Related Party 6	$ 0.50